OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2015	2014

Employees and payroll accruals	$463	$235
Accrued expenses	639	760

	$1,102	$995